Subsequent events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Subsequent events

9. Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to October 13, 2026, the date when the unaudited interim condensed financial statements were available to be issued. Based upon the review, the Company did not identify any subsequent events that would have required adjustments or disclosure in the unaudited interim condensed financial statements.

9. Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to July 10, 2026, the date when the financial statements were available to be issued. Based upon the review, the Company did not identify any subsequent events that would have required adjustments or disclosure in the financial statements.

CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Subsequent events

29. Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to October 13, 2026, the date when the unaudited interim condensed financial statements were available to be issued. Based upon the review, the Company did not identify any subsequent events that would have required adjustments or disclosure in the unaudited interim condensed financial statements.

On April 10, 2026, the Company entered into an agreement with Dong Sung D&C Co., Ltd. for the issuance of the 22nd series of bonds with warrants (BW) in the aggregate amount of KRW 20,000,000 thousand to finance its operations. Pursuant to the agreement, the Company received an advance payment of KRW 1,280,000 thousand.

Subsequently, on July 30, 2026, the Company and Dong Sung D&C Co., Ltd. agreed to replace the planned investment in the 22nd series of bonds with warrants with a third-party allotment of common shares in the aggregate amount of KRW 20,000,000 thousand. Under the share subscription agreement, the remaining subscription proceeds were originally scheduled to be paid on or before August 31, 2026.

Thereafter, on August 21, 2026, the Company and Dong Sung D&C Co., Ltd. entered into an amendment agreement extending the payment date for the remaining subscription proceeds to November 30, 2026. The advance payment of KRW 1,280,000 thousand previously received in connection with the planned BW investment will be credited against the subscription price of the common shares.

On July 2, 2026, the Company entered into a loan agreement with Golden Tree Networks Co., Ltd. and provided a loan of KRW 20,000 thousand for working capital purposes. The loan bears interest at 4.6% per annum and matures on August 1, 2026.

On July 8, 2026, the Company entered into a loan agreement with Wellcore Co., Ltd. and borrowed KRW 400,000 thousand for working capital purposes. The borrowing bears interest at 4.6% per annum and matures on July 7, 2027.

On July 16, 2026, holders of the 15th bonds with warrants exercised their warrant rights for 105,000 common shares with an aggregate exercise amount of KRW 315,000 thousand. The exercise price was paid through the offset of bond claims against the Company.

On July 24, 2026, the Company entered into an amendment agreement with Wellcore Co., Ltd. to extend the maturity date of an existing short-term borrowing of KRW 1,000,000 thousand to December 31, 2026.

The Company completed a series of treasury share disposals between July and October 2026. In aggregate, 562,500 treasury shares were disposed of for total proceeds of KRW 1,997,500 thousand.

Subsequent to the reporting period, a hearing was held on August 27 and October 8, 2026 in connection with the lawsuit filed against the Company seeking damages and contractual penalties. The proceeding was continued and remains ongoing, with the next hearing scheduled for December 10, 2026. Based on the information currently available, management’s assessment regarding the outcome of the litigation has not changed since the reporting date, and no adjustments to the accompanying financial statements have been recognized.

33. Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to July 10, 2026, the date when the financial statements were available to be issued. Based upon the review, other than as disclosed below or elsewhere, the Company did not identify any subsequent events that would have required adjustments or disclosure in the financial statements.

Subsequent to December 31, 2025, in connection with treasury share disposal agreement entered into with a related party during the year ended December 31, 2025, the Company received proceeds of Korean won 1,000,000 thousand on January 12, 2026 and proceeds of Korean won 600,000 thousand on January 13, 2026, for aggregate proceeds of Korean won 1,600,000 received as of the date of issuance of these financial statements.

On January 12, 2026, 20th series of bonds with warrants in the amount of Korean won 600,000 thousand was early redeemed upon the exercise of early redemption right by the holder of the 20th series of bonds with warrants.

On January 30, 2026, Eun Jong Choi resigned as Chief Executive Officer, and Jae Myung Kim was appointed as the new Chief Executive Officer.

On February 24, 2026, the Company refunded Korean won 810,000 thousand previously received in connection with a treasury share disposal transaction following the cancellation of the related agreement.

On March 27, 2026, Well Core Co., Ltd. loaned Korean Won 1,000,000 thousand. The loan is for a term of 3 months and bears interest at the rate of 4.6% per annum. The proceeds of the loan will be used to fund the operations of the Company. On June 26, 2026, the maturity date of the loan from Well Core was extended to July 31, 2026.

On March 31, 2026, the Company entered into a stock purchase agreement with Mountain Crest Global Holdings LLC to acquire 125,000 shares of common stock of Mountain Crest. Under the agreement, the Company agreed to purchase the shares for an aggregate consideration of $500,000, of which $100,000 was remitted to Mountain Crest Global Holdings LLC on May 29th, 2026.

On April 10, 2026, the Company entered into an agreement with a related party for the issuance of the 22nd series of bonds with warrants for the amount of Korean won 20,000,000 thousand to fund its operation. As of the date of issuance of these financial statements, the Company had received aggregate proceeds of Korean won 1,280,000 thousand under the agreement.

On May 18, 2026, the Company entered into a loan agreement with Dongsung D&C and provided a loan of Korean won 100,000 thousand. The loan is for a term of 1 year and bears interest at the rate of 4.6% per annum.

Subsequent to December 31, 2025, the Company suspended its collaboration with Effibar CDS Private Limited under the exclusive sales and marketing agreement executed in December 2024 and no longer expects to pursue product sales in India through such arrangement. The prepayments of Korean won 83,673 thousand related to Effibar primarily consisted of marketing and promotional expenses and did not represent investments in, or contributions to, the venture arrangement.